United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended September 30, 2007

Check here if Amendment [  ];
Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
					      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Apex Capital, LLC
Address:  	25 Orinda Way, Suite 300
		Orinda, CA  94563

13F File Number:  28-6260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.






Person Signing this Report on Behalf of Reporting Manager:

Name:		Sanford J. Colen
Title:		Manager & Principal
Phone:		925-253-1800
Signature, Place, and Date of Signing:



______________________________
Sanford J. Colen,				Orinda, CA	November 9, 2007

Report Type (Check only one.):

[x]	13F Holdings Report.
[  ]	13F Notice.
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	97

Form 13F Information Table Value Total (x $1000):   $1,210,829

List of Other Included Mangers:

No.	13F File Number	Name:
01	28-6260		Apex Capital, LLC

Item 1:				 Item 2:		Item 3:	 	Item 4: 	Item 5: 	Item 6:		Item 7:
	Item 8:
Name of Issuer		 Title of Class		CUSIP	 #	Fair Mkt 	Shares of 	Investment	Managers	Voting
Authority
				 					Value	 	Principal	Discretion	See Instr. V	(Shares)
									(x $1000)	Amount	(c) Shared-Other		(b) Shared
		 	  		    							Other

3M CO CALL			call option	88579Y901	 $225 	 	 500 		other	1	x
ACACIA RESEARCH - ACACIA TEC	common stock	3881307	 	 $53,848 	 3,668,100 	other	1	x
AKORN INC			common stock	9728106	 	 $3,996 	 533,451 	other	1	x
ALLEGHENY TECHNOLOGIES INC	common stock	01741R102	 $17,592 	 160,000 	other	1	x
AMERITYRE CORP			common stock	03073V107	 $6,315 	 1,819,900 	other	1	x
APPLE INC			common stock	37833100	 $15,347 	 100,000 	other	1	x
APPLERA CORP - CELERA GROUP	common stock	38020202	 $14,038 	 998,400 	other	1	x
ARCHER-DANIELS-MIDLAND CO	common stock	39483102	 $9,951 	 300,000 	other	1	x
ARENA PHARMACEUTICALS INC	common stock	40047102	 $110 	 	 10,000 	other	1	x
AVIGEN INC			common stock	53690103	 $3,127 	 579,032 	other	1	x
BARR PHARMACEUTICALS INC	common stock	68306109	 $24,187 	 425,000 	other	1	x
CAMERON INTERNATIONAL CORP	common stock	13342B105	 $655 	 	 7,100 		other	1	x
CANARGO ENERGY CORP		common stock	137225108	 $8 		 11,000 	other	1	x
CARMAX INC			common stock	143130102	 $8,132 	 400,000 	other	1	x
CHICAGO BRIDGE & IRON-NY SHR	common stock	167250109	 $8,181 	 190,000 	other	1	x
CHIPOTLE MEXICAN GRILL-CL A	common stock	169656105	 $11,813 	 100,000 	other	1	x
CHIPOTLE MEXICAN GRILL-CL B	common stock	169656204	 $21,400 	 200,000 	other	1	x
CITIGROUP INC			common stock	172967101	 $3,034 	 65,000 	other	1	x
COCA-COLA CO/THE		common stock	191216100	 $13,793 	 240,000 	other	1	x
COLDWATER CREEK INC		common stock	193068103	 $2,715 	 250,000 	other	1	x
CONTINENTAL RESOURCES INC	common stock	212015101	 $539 	 	 29,700 	other	1	x
COOLBRANDS INTERNATIONAL INC	common stock	21639P307	 $1,779 	 1,837,100 	other	1	x
COSTCO WHOLESALE CORP		common stock	22160K105	 $69,962 	 1,140,000 	other	1	x
COWEN GROUP INC			common stock	223621103	 $187 	 	 13,500 	other	1	x
CVS CAREMARK CORP		common stock	126650100	 $24,769 	 625,000 	other	1	x
CYPRESS BIOSCIENCE INC		common stock	232674507	 $16,169 	 1,181,100 	other	1	x
EBAY INC			common stock	278642103	 $35,118 	 900,000 	other	1	x
EDGE PETROLEUM CORP		common stock	279862106	 $347 	 	 27,000 	other	1	x
ENZON PHARMACEUTICALS INC	common stock	293904108	 $3,878 	 440,200 	other	1	x
EXTERRAN HOLDINGS INC		common stock	30225X103	 $18,077 	 225,000 	other	1	x
FOREST LABORATORIES INC		common stock	345838106	 $10,255 	 275,000 	other	1	x
GAMELOFT.COM			common stock	5984273	 	 $125 	 	 15,000 	other	1	x
GENENTECH INC			common stock	368710406	 $31,208 	 400,000 	other	1	x
G-III APPAREL GROUP LTD		common stock	36237H101	 $689 	 	 35,000 	other	1	x
HOT TOPIC INC			common stock	441339108	 $4,456 	 597,300 	other	1	x
ICONIX BRAND GROUP INC		common stock	451055107	 $556 		 23,372 	other	1	x
INTL FUEL TECHNOLOGY INC	common stock	45953X208	 $573 	 	 1,847,000 	other	1	x
JPMORGAN CHASE & CO		common stock	46625H100	 $3,437 	 75,000 	other	1	x
LAMAR ADVERTISING CO-CL A	common stock	512815101	 $17,140 	 350,000 	other	1	x
LAWSON SOFTWARE INC		common stock	52078P102	 $21,171 	 2,115,000 	other	1	x
LEAP WIRELESS INTL INC		common stock	521863308	 $15,623 	 192,000 	other	1	x
LEV PHARMACEUTICALS INC		common stock	52730C101	 $23 		 15,000 	other	1	x
LULULEMON ATHLETICA INC		common stock	550021109	 $27,320 	 650,000 	other	1	x
MAGMA DESIGN AUTOMATION INC	common stock	559181102	 $8,878 	 631,000 	other	1	x
MARATHON OIL CORP		common stock	565849106	 $684 	 	 12,000 	other	1	x
MARVELL TECHNOLOGY GROUP LTD	common stock	2594653	 	 $16,337 	 998,000 	other	1	x
MATTEL INC			common stock	577081102	 $30,498 	 1,300,000 	other	1	x
MERCK & CO. INC.		common stock	589331107	 $14,215 	 275,000 	other	1	x
MF GLOBAL LTD			common stock	B235GG3	 	 $580 	 	 20,000 	other	1	x
MICROSTRATEGY INC-CL A		common stock	594972408	 $17,638 	 222,306 	other	1	x
MOLECULAR INSIGHT PHARMACEUT	common stock	60852M104	 $88 		 13,000 	other	1	x
MONOGRAM BIOSCIENCES INC	common stock	60975U108	 $390 		 272,500 	other	1	x
MORGAN STANLEY			common stock	617446448	 $315 	 	 5,000 		other	1	x
MOSAIC CO/THE			common stock	61945A107	 $6,690 	 125,000 	other	1	x
NEXCEN BRANDS INC		common stock	653351106	 $67 	 	 10,000 	other	1	x
NFINANSE INC			common stock	65338C109	 $74 		 24,000 	other	1	x
NORTHSTAR NEUROSCIENCE INC	common stock	66704V101	 $223 	 	 20,000 	other	1	x
OCCIDENTAL PETROLEUM CORP	common stock	674599105	 $538 		 8,400 		other	1	x
OFFICE DEPOT INC		common stock	676220106	 $5,155 	 250,000 	other	1	x
OXFORD INDUSTRIES INC		common stock	691497309	 $9,156 	 253,500 	other	1	x
PETROHAWK ENERGY CORP		common stock	716495106	 $4,105 	 250,000 	other	1	x
PETROPLUS HOLDINGS AG		common stock	B1HH936	 	 $11,976 	 135,761 	other	1	x
POLO RALPH LAUREN CORP		common stock	731572103	 $57,014 	 733,300 	other	1	x
POLYMEDICA CORP			common stock	731738100	 $1,203 	 22,900 	other	1	x
QUALITY SYSTEMS INC		common stock	747582104	 $2,198 	 60,000 	other	1	x
QUICKSILVER RESOURCES INC	common stock	74837R104	 $212 		 4,500 		other	1	x
QUIKSILVER INC			common stock	74838C106	 $3,990 	 279,000 	other	1	x
RESTORATION HARDWARE INC	common stock	760981100	 $6,580 	 2,000,000 	other	1	x
SCANNER TECHNOLOGIES CORP	common stock	80603Q105	 $1 		 10,000 	other	1	x
SCHLUMBERGER LTD		common stock	806857108	 $40,037 	 381,300 	other	1	x
SCHWAB (CHARLES) CORP		common stock	808513105	 $428 	 	 19,800 	other	1	x
SCIENTIFIC GAMES CORP-A		common stock	80874P109	 $7,520 	 200,000 	other	1	x
SEVAN MARINE ASA		common stock	B00RQ80	 	 $7,087 	 679,000 	other	1	x
SOTHEBY'S			common stock	835898107	 $177,922 	 3,723,000 	other	1	x
SOTHEBY'S CALL 			call option	835898907	 $370 		 1,000 		other	1	x
SOUTHWESTERN ENERGY CO		common stock	845467109	 $5,859 	 140,000 	other	1	x
STREETTRACKS GOLD TRUST		common stock	863307104	 $368 	 	 5,000 		other	1	x
SYMYX TECHNOLOGIES INC		common stock	87155S108	 $7,157 	 823,600 	other	1	x
TENARIS SA-ADR			common stock	88031M109	 $1,089 	 20,700 	other	1	x
TENCENT HOLDINGS LTD		common stock	B01CT30		 $484 	 	 75,000 	other	1	x
THERAVANCE INC			common stock	88338T104	 $5,218 	 200,000 	other	1	x
THERMO FISHER SCIENTIFIC INC	common stock	883556102	 $67,388 	 1,167,500 	other	1	x
THORIUM POWER LTD		common stock	885183103	 $75 		 366,500 	other	1	x
TIME WARNER TELECOM-CLASS A	common stock	887319101	 $16,478 	 750,000 	other	1	x
TRIDENT MICROSYSTEMS INC	common stock	895919108	 $5,164 	 325,000 	other	1	x
TRIMERIS INC			common stock	896263100	 $3,112 	 400,000 	other	1	x
ULTRASHORT QQQ PROSHARES	common stock	74347R875	 $6,832 	 176,300 	other	1	x
UNITED AMERICA INDEMNITY-A	common stock	90933T109	 $258 	 	 12,000 	other	1	x
URBAN OUTFITTERS INC		common stock	917047102	 $68,997 	 3,165,000 	other	1	x
VARIAN MEDICAL SYSTEMS INC	common stock	92220P105	 $18,289 	 436,600 	other	1	x
VERISIGN INC			common stock	92343E102	 $31,210 	 925,000 	other	1	x
WARNACO GROUP INC/THE		common stock	934390402	 $254 		 6,500 		other	1	x
WARREN RESOURCES INC		common stock	93564A100	 $3,762 	 300,000 	other	1	x
WESTERN ALLIANCE BANCORPORATION	common stock	957638109	 $273 	 	 11,574 	other	1	x
WILLIAMS-SONOMA INC		common stock	969904101	 $6,524 	 200,000 	other	1	x
XENOPORT INC			common stock	98411C100	 $5,881 	 125,000 	other	1	x
XTENT INC			common stock	984141101	 $2,126 	 250,100 	other	1	x
   Total							 $1,210,829
